CONSOLIDATED BALANCE SHEETS (Parenthetical) - JPY (¥) ¥ in Millions	Sep. 30, 2025	Mar. 31, 2025
Trading account assets, assets pledged that secured parties are permitted to sell or repledge	¥ 15,798,532	¥ 12,701,161
Available-for-sale securities, assets pledged that secured parties are permitted to sell or repledge	1,694,136	2,055,780
Held-to-maturity securities, assets pledged that secured parties are permitted to sell or repledge	249,018	4,067,125
Long-term debt, liabilities accounted for at fair value	¥ 4,495,178	¥ 3,764,171
Common stock, par value	¥ 0	¥ 0
Common stock, authorized	4,800,000,000	4,800,000,000
Common stock, issued	2,489,848,594	2,513,757,794
Treasury stock, shares	4,339,630	4,233,302
Other short term borrowings fair value	¥ 34,108	¥ 244,157